Condensed Statement of Cash Flows Parent Corporation (Parenthetical) (Detail) (Parent Company, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Parent Company
Payments received from subsidiaries	$ 501	$ 900	$ 967